Leases - Company's Lease Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 4,280	$ 3,705
Lease liabilities	3,184	2,521	$ 2,135
Current	889	752
Non-Current	2,295	1,769
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,175	966
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,811	1,386
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,294	$ 1,353